COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2003 tax_lease
Restricted Cash and Cash Equivalents Items [Line Items]
Number of tax leases | tax_lease					6
Tax settlement with HMRC	$ 66,400
Cash collateral		$ 134,043	$ 106,073
Other operating income
Restricted Cash and Cash Equivalents Items [Line Items]
Amount received in relation to loss of hire insurance claim		4,400	0	$ 0
UK tax lease
Restricted Cash and Cash Equivalents Items [Line Items]
Cash collateral	$ 16,000	0	$ 16,000
MK II FLNG
Restricted Cash and Cash Equivalents Items [Line Items]
Investment company, committed capital		199,200
MK II FLNG | Maximum
Restricted Cash and Cash Equivalents Items [Line Items]
Investment company, committed capital		328,500
Golar Tundra
Restricted Cash and Cash Equivalents Items [Line Items]
Investment company, committed capital		12,900
Golar Arctic
Restricted Cash and Cash Equivalents Items [Line Items]
Investment company, committed capital		$ 4,800